EuroPac International Dividend Income Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 92.0%
	AUSTRALIA — 1.9%
630,000	Telstra Corp. Ltd.	$1,747,560
	BRAZIL — 4.1%
700,000	Ambev S.A. - ADR	2,219,000
352,000	Banco Bradesco S.A. - ADR	1,643,840
		3,862,840
	CANADA — 20.8%
220,000	Alamos Gold, Inc. - Class A	1,786,400
30,000	Bank of Nova Scotia	1,872,475
151,000	Barrick Gold Corp.	3,287,270
35,000	BCE, Inc.	1,746,914
60,000	Canadian Utilities Ltd. - Class A	1,757,775
220,000	Equinox Gold Corp. *	1,531,200
91,047	Freehold Royalties Ltd.	637,096
500,000	IAMGOLD Corp. *	1,370,000
28,000	Nutrien Ltd.	1,663,200
50,000	Power Corp. of Canada	1,595,864
526,000	Yamana Gold, Inc.	2,361,740
		19,609,934
	CHILE — 2.0%
89,979	Cia Cervecerias Unidas S.A. - ADR	1,912,953
	DENMARK — 1.7%
17,100	Novo Nordisk A/S - ADR	1,583,460
	FRANCE — 9.8%
40,000	Bouygues S.A.	1,541,637
18,700	Danone S.A.	1,376,657
186,000	Engie S.A.	2,482,648
30,000	Societe BIC S.A.	2,033,808
40,000	TotalEnergies S.E. - ADR	1,745,200
		9,179,950
	GERMANY — 7.2%
19,000	BASF S.E.	1,492,503
45,000	Bayer A.G.	2,684,519
29,141	Daimler A.G.	2,602,295
		6,779,317
	NETHERLANDS — 3.0%
70,000	Royal Dutch Shell PLC - Class A - ADR	2,843,400

EuroPac International Dividend Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	NEW ZEALAND — 1.6%
1,849,000	Kiwi Property Group Ltd.	$1,500,791
424,922	SKY Network Television Ltd. *	48,848
		1,549,639
	NORWAY — 6.2%
100,000	Equinor A.S.A. - ADR	1,956,000
260,000	Norsk Hydro A.S.A.	1,729,841
122,900	Telenor A.S.A.	2,133,932
		5,819,773
	SINGAPORE — 5.7%
50,000	DBS Group Holdings Ltd.	1,122,140
350,000	Singapore Technologies Engineering Ltd.	1,035,793
1,200,000	Singapore Telecommunications Ltd.	2,010,332
2,709,861	Starhill Global REIT - REIT	1,239,937
		5,408,202
	SOUTH KOREA — 1.8%
57,553	SK Telecom Co., Ltd. - ADR	1,673,066
	SPAIN — 2.1%
435,000	Telefonica S.A.	1,994,911
	SWEDEN — 3.7%
261,000	Betsson A.B. *	2,101,122
45,000	Lundin Energy A.B.	1,403,048
		3,504,170
	SWITZERLAND — 1.2%
11,696	Novartis A.G. - ADR	1,080,593
	UNITED KINGDOM — 11.2%
110,000	BP PLC - ADR	2,659,800
67,800	British American Tobacco PLC - ADR	2,539,110
36,240	GlaxoSmithKline PLC - ADR	1,454,674
20,650	Unilever PLC - ADR	1,187,994
1,700,000	Vodafone Group PLC	2,745,427
		10,587,005
	UNITED STATES — 8.0%
70,000	Newmont Corp.	4,397,400

EuroPac International Dividend Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
31,000	Philip Morris International, Inc.	$3,102,790
		7,500,190
	TOTAL COMMON STOCKS
	(Cost $82,797,873)	86,636,963
	EXCHANGE-TRADED FUNDS — 1.5%
	UNITED STATES — 1.5%
30,800	VanEck Vectors Junior Gold Miners ETF - ETF	1,411,564
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $802,087)	1,411,564

Principal Amount
	SHORT-TERM INVESTMENTS — 6.3%
$5,928,358	UMB Money Market Fiduciary, 0.010% [1]	5,928,358
	Total Short-Term Investments
	(Cost $5,928,358)	5,928,358
	TOTAL INVESTMENTS — 99.8%
	(Cost $89,528,318)	93,976,885
	Other Assets in Excess of Liabilities — 0.2%	200,449
	TOTAL NET ASSETS — 100.0%	$94,177,334

ADR – American Depository Receipt
ETF – Exchange-Traded Fund
PLC – Public Limited Company
REIT – Real Estate Investment Trusts

*Non-income producing security.
[1]The rate is the annualized seven-day yield at period end.